Commitments and Contingencies - Schedule of Future Minimum Payments On Operating Leases (Details) (10-K)	Dec. 31, 2019 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2020	$ 163,424
Total	$ 163,424